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March 12, 1999

The Reserve Fund, Supplement to Prospectus dated July 31, 1998.

Reserve Institutional Trust, Supplement to Prospectus dated July 31, 1998.

Reserve Tax-Exempt Trust, Supplement to Prospectus dated December 14, 1998.

Reserve Interstate Tax-Exempt Fund, Supplement to Prospectus dated July 31,
1998.

Reserve New York Tax-Exempt Trust, Supplement to Prospectus dated December 14, 1998.

Reserve Private Equity Series, Supplement to Prospectus dated September 22,
1998.

The Reserve Funds and Reserve Management Co., Inc. as of March 22, 1999 will be located at 1250 Broadway, 32nd Floor, New York, NY 10001, (212) 401-5500,
(800) 637-1700.

Investors are advised to update their records and retain this information for future reference.